Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of equity [Line Items]
Appropriation of earnings	$ 0	$ 0	$ 0
Appropriation of earnings, Cash dividends	$ 6,916,105	$ 8,557,023	$ 6,112,159
Cash dividends	$ 0.75	$ 0.58989396
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 963,947	$ 707,299
Special Reserve [member]
Disclosure of equity [Line Items]
Appropriation of earnings	0
Appropriation of earnings	(3,491,626)	14,513,940
Appropriation of earnings, Cash dividends	0
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 9,765,155	$ 6,916,105